Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets	$ 55	$ 59
Expected pension fund contribution in 2020	$ 93
Weighted-average durations of defined benefit obligation	9 years	10 years
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%	2.00%
Pension expenses	$ 59	$ 69	$ 80
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Minimum percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan	6.00%	6.00%	6.00%
Pension expenses	$ 1,369	$ 1,339	$ 1,256